SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 1,451,000,000	$ 1,109,000,000
Variable annuity contracts, roll-up benefit period	5 years
Percentage of reinsured risk associated with variable annuity products	100.00%
Gain (loss) recognized on assets transferred to separate account	$ 308,000,000	$ 52,000,000	$ (12,000,000)
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 0